Cover	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Cano Health, Inc.
Entity Central Index Key	0001800682
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false